Stockholders' Deficit - (Details Narrative) - USD ($)			12 Months Ended
	Apr. 29, 2021	Mar. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized			10,000,000	10,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value			$ 0.001	$ 0.0001
Common stock, shares authorized			750,000,000	750,000,000
Common stock, shares issued			12,879,428	11,217,324
Common stock, shares outstanding			12,879,428	11,217,324
Common stock issuable, shares			383,343	383,343
Proceeds from public offering			$ 1,958,466	$ 150,000
Proceeds from private placement				1,102,700
Number of shares issued value				1,102,700
Number shares issued for service, value			2,164,000	1,013,886
Number of common stock on acquisition value				483,972
Accrued Interest payable					$ 54,247
Intrinsic value of outstanding of warrant
Intrinsic value of exercisable of warrant
Warrant [Member]
Stock price			$ 9.00
Exercise price			$ 9.00
Intrinsic value of outstanding stock options
Intrinsic value of outstanding of warrant
Intrinsic value of exercisable of warrant
Stock Option [Member]
Weighted-average remaining contractual life of options outstanding			8 months 16 days
Weighted-average remaining contractual life of options exercisable			8 months 16 days
Stock price			$ 0.60
Intrinsic value of outstanding stock options
Legal Settlement [Member]
Number of shares issued note holder			8,000
Number of shares issued value			$ 9,000
Convertible Debt [Member]
Accrued Interest payable			$ 11,537	$ 11,137
Convertible Debt [Member] | Incumaker Inc [Member]
Number of common stock upon conversion of convertible notes payable, shares				1,528,107
Accrued Interest payable				$ 1,827,066
Convertible Debt One [Member]
Number of common stock upon conversion of convertible notes payable, shares				1,805,539
Accrued Interest payable				$ 2,203,159
Acquisition of Restaurant.com [Member]
Number of common stock on acquisition, shares		363,889
Number of common stock on acquisition value		$ 483,972
Acquisition price per share		$ 1.33
Consultants For Services [Member]
Number shares issued for service			845,758	1,087,297
Number shares issued for service, value			$ 2,164,000	$ 1,013,886
Note Holder [Member]
Number of shares issued note holder	3,000
Number of shares issued value	$ 7,500
Directors and Employees [Member]
Number shares issued for service				1,340,000
Number shares issued for service, value				$ 1,195,800
Officer [Member]
Number of shares issued note holder				936,500
Number of shares issued value				$ 936,500
Public Offering [Member]
Proceeds from public offering			$ 1,958,466	$ 150,000
Sale of common stock shares			805,346	50,000
Sale price per share			$ 2.46	$ 3.00
Offering costs			$ 21,686
Private Placement [Member]
Sale of common stock shares			1,102,700
Sale price per share			$ 1.00
Proceeds from private placement			$ 1,102,000